UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   ----------

                                    FORM N-Q

                                   ----------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-06400

                         THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)

                                   ----------

                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Corporation
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-877-446-3863

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2010

                   DATE OF REPORTING PERIOD: JANUARY 31, 2010

ITEM 1. SCHEDULE OF INVESTMENTS

THE ADVISORS' INNER CIRCLE FUND                                HAVERFORD QUALITY
                                                               GROWTH STOCK FUND
                                                               JANUARY 31, 2010
                                                               (UNAUDITED)

SCHEDULE OF INVESTMENTS
COMMON STOCK - 98.1%

                                                           SHARES       VALUE
                                                         ---------   -----------
CONSUMER DISCRETIONARY - 6.5%
   McDonald's                                               12,200   $   761,646
   Walt Disney                                              30,300       895,365
                                                                     -----------
                                                                       1,657,011
                                                                     -----------
CONSUMER STAPLES - 10.5%
   Coca-Cola                                                 8,975       486,894
   PepsiCo                                                   8,475       505,279
   Procter & Gamble                                         14,600       898,630
   Wal-Mart Stores                                          15,025       802,786
                                                                     -----------
                                                                       2,693,589
                                                                     -----------
ENERGY - 11.6%
   Chevron                                                  11,350       818,562
   ConocoPhillips                                           21,325     1,023,600
   Exxon Mobil                                              17,425     1,122,693
                                                                     -----------
                                                                       2,964,855
                                                                     -----------
FINANCIAL SERVICES - 12.2%
   Aflac                                                    15,000       726,450
   Bank of New York Mellon                                  17,350       504,711
   NYSE Euronext                                            44,500     1,041,745
   Wells Fargo                                              29,400       835,842
                                                                     -----------
                                                                       3,108,748
                                                                     -----------
HEALTH CARE - 16.7%
   Abbott Laboratories                                      16,175       856,304
   Becton Dickinson                                         15,700     1,183,309
   Johnson & Johnson                                        17,800     1,118,908
   Medtronic                                                11,950       512,536
   Novartis ADR                                             11,200       599,536
                                                                     -----------
                                                                       4,270,593
                                                                     -----------
INDUSTRIAL - 14.9%
   Caterpillar                                              12,500       653,000
   Eaton                                                     9,950       609,338
   Lockheed Martin                                           8,300       618,516
   Union Pacific                                            12,200       738,100

THE ADVISORS' INNER CIRCLE FUND                                HAVERFORD QUALITY
                                                               GROWTH STOCK FUND
                                                               JANUARY 31, 2010
                                                               (UNAUDITED)
COMMON STOCK - CONTINUED

                                                           SHARES       VALUE
                                                         ---------   -----------
INDUSTRIAL - CONTINUED
   United Technologies                                      17,700   $ 1,194,396
                                                                     -----------
                                                                       3,813,350
                                                                     -----------
INFORMATION SERVICES - 17.5%
   Accenture, Cl A                                          13,000       532,870
   Automatic Data Processing                                12,000       489,480
   Hewlett-Packard                                          22,300     1,049,661
   Intel                                                    31,000       601,400
   International Business Machines                           4,200       514,038
   Microsoft                                                45,425     1,280,077
                                                                     -----------
                                                                       4,467,526
                                                                     -----------
MATERIALS - 5.1%
   Air Products & Chemicals                                  7,450       565,902
   EI du Pont de Nemours                                    22,275       726,388
                                                                     -----------
                                                                       1,292,290
                                                                     -----------
TELECOMMUNICATION SERVICES - 3.1%
   AT&T                                                     31,775       805,814
                                                                     -----------
   TOTAL COMMON STOCK
      (Cost $23,708,831)                                              25,073,776
                                                                     -----------
CASH EQUIVALENT - 5.9%
   SEI Daily Income Trust, Prime Obligation Fund,
      Cl A, 0.060% (A)
      (Cost $1,525,157)                                  1,525,157     1,525,157
                                                                     -----------
   TOTAL INVESTMENTS - 104.0%
      (Cost $25,233,988) +                                           $26,598,933
                                                                     ===========

PERCENTAGES ARE BASED ON NET ASSETS OF $25,564,852.

(A)  THE RATE REPORTED IS THE 7-DAY EFFECTIVE YIELD AS OF JANUARY 31, 2010.

ADR - AMERICAN DEPOSITARY RECEIPT

CL  - CLASS

THE ADVISORS' INNER CIRCLE FUND                                HAVERFORD QUALITY
                                                               GROWTH STOCK FUND
                                                               JANUARY 31, 2010
                                                               (UNAUDITED)

+ AT JANUARY 31, 2010, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $25,233,988, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $2,342,634 AND $(977,689), RESPECTIVELY.

     FOR INFORMATION ON THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS, FAIR VALUE HIERARCHY LEVELS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO NOTE 2 OF THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

AS OF JANUARY 31, 2010, ALL OF THE FUND'S INVESTMENTS ARE LEVEL 1 IN ACCORDANCE WITH ASC 820 (FORMERLY FAS 157).

HIM-QH-001-1300

ITEM 2. CONTROLS AND PROCEDURES

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                            The Advisors' Inner Circle Fund


By (Signature and Title)                /s/ Philip T. Masterson
                                        ----------------------------------------
                                        Philip T. Masterson
                                        President

Date: March 29, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)                /s/ Philip T. Masterson
                                        ----------------------------------------
                                        Philip T. Masterson
                                        President

Date: March 29, 2010


By (Signature and Title)                /s/ Michael Lawson
                                        ----------------------------------------
                                        Michael Lawson
                                        Treasurer, Controller & CFO

Date: March 29, 2010